CONVERTIBLE DEBT (Details 1) - Embedded Derivatives [Member]	3 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Risk-free interest rate, minimum	4.40%
Risk-free interest rate, maximum	5.10%
Credit spread	28.00%
Expected life of options, minimum	1 year
Expected life of options, maximum	2 years 6 months
Annual dividend rate	0.00%
Annualized volatility, minimum	36.10%
Annualized volatility, maximum	45.90%